Statutory Reserve and Restricted Net Assets	12 Months Ended
Dec. 31, 2024
Statutory Reserve and Restricted Net Assets [Abstract]
STATUTORY RESERVE AND RESTRICTED NET ASSETS

NOTE 16 - STATUTORY RESERVE AND RESTRICTED NET ASSETS

The Company’s PRC subsidiary, Avalon Shanghai, is restricted in its ability to transfer a portion of its net asset to the Company. The payment of dividends by entities organized in China is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China.

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital, but are not distributable as cash dividends. The Company did not make any appropriation to statutory reserve for Avalon Shanghai during the years ended December 31, 2024 and 2023 as it incurred net loss in the periods. As of both December 31, 2024 and 2023, the restricted amount as determined pursuant to PRC statutory laws totaled $6,578.

Relevant PRC laws and regulations restrict the Company’s PRC subsidiary, Avalon Shanghai, from transferring a portion of its net assets, equivalent to its statutory reserve and its share capital, to the Company’s shareholders in the form of loans, advances or cash dividends. Only PRC entity’s accumulated profit may be distributed as dividend to the Company’s shareholders without the consent of a third party. As of December 31, 2024 and 2023, total restricted net assets amounted to $1,206,578 and $1,106,578, respectively.